UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05189

                              THE SPAIN FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2006

                   Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

THE SPAIN FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS -  97.8%
Financial Services -  33.0%
Banking - Money Center -  24.1%
Banco Bilbao Vizcaya Argentaria, SA  (a)                  582,000    $11,835,919
Banco Santander Central Hispano, SA                       789,195     11,529,778
                                                                     -----------
                                                                      23,365,697
                                                                     -----------
Banking - Regional -  3.8%
Banco Pastor SA                                            65,000      3,660,183
                                                                     -----------
Insurance -  5.1%
Corporacion Mapfre, SA                                    100,508      1,936,795
Grupo Catalana Occidente, SA                               24,000      2,966,532
                                                                     -----------
                                                                       4,903,327
                                                                     -----------
                                                                      31,929,207
                                                                     -----------
Utilities -  32.8%
Electric & Gas -  19.7%
Enagas                                                    215,000      4,351,846
Endesa, SA                                                139,593      4,674,307
Gas Natural SDG, SA                                       125,000      3,802,337
Iberdrola, SA                                              60,000      1,892,406
Red Electrica de Espana                                   129,106      4,317,838
                                                                     -----------
                                                                      19,038,734
                                                                     -----------
Telephone Utility -  13.1%
Telefonica, SA                                            825,831     12,733,569
                                                                     -----------
                                                                      31,772,303
                                                                     -----------
Consumer Services -  12.9%
Airlines -  0.9%
Iberia Lineas Aereas de Espana, SA                        297,242        846,772
                                                                     -----------
Apparel -  4.7%
Industria de Diseno Textil, SA (Inditex)                  126,875      4,554,355
                                                                     -----------
Broadcasting & Cable -  3.5%
Promotora de Informaciones (Prisa), SA                    182,000      3,369,835
                                                                     -----------

--------------------------------------------------------------------------------
                                                                  THE SPAIN FUND

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Cellular Communications -  1.5%
Telefonica Moviles, SA                                    126,028    $ 1,478,372
                                                                     -----------
Printing & Publishing -  2.3%
Telefonica Publicidad e Informacion, SA                   210,000      2,210,736
                                                                     -----------
                                                                      12,460,070
                                                                     -----------
Capital Goods -  9.1%
Engineering & Construction -  9.1%
ACS, Actividades de Construccion y Servicios, SA          126,000      4,698,956
Grupo Ferrovial, SA                                        55,500      4,154,939
                                                                     -----------
                                                                       8,853,895
                                                                     -----------
Energy -  8.1%
International -  8.1%
Repsol-YPF, SA                                            282,070      7,884,287
                                                                     -----------
Technology -  1.9%
Computer Services -  1.9%
Indra Sistemas, SA                                         93,035      1,851,371
                                                                     -----------
Total Investments - 97.8%
   (cost $51,430,535)                                                 94,751,133
Other assets less liabilities -  2.2%                                  2,122,400
                                                                     -----------
Net Assets - 100%                                                    $96,873,533
                                                                     ===========

(a)  Security represents investment in an affiliate.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Investment Manager.

--------------------------------------------------------------------------------
                                                                  THE SPAIN FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Spain Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------
    Marc O. Mayer
    President

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------
    Marc O. Mayer
    President

Date: April 24, 2006


By: /s/ Mark D. Gersten
    ---------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: April 24, 2006